Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before income taxes	$ 4,875	$ (18,315)
Canadian [Member]
Income (loss) before income taxes	12,245	(18,315)
Foreign [Member]
Income (loss) before income taxes	$ (7,370)	$ 0